July 2, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: USCA All Terrain Fund

Dear SEC Representative:

On behalf of USCA All Terrain Fund, a registered investment company (the “Fund”), we hereby submit, via electronic filing, a preliminary proxy statement related to the Fund.  The main purpose of this proxy is to solicit shareholder approval for the election of the Trustee nominees for the Fund.

If you have any questions or comments related to this filing, please contact Latashia Love at 614-469-3284.

Very truly yours,

/s/ Latashia Love

Latashia Love